[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

December 10, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Financial Trust
         Securities Act of 1933 Registration No. 33-10327
         Investment Company Act of 1940 File No. 811-4911
         CIK 0000806390
         ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Financial Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus supplement is in use which is a foreign language translation of the English language supplement noted below. The supplement was filed electronically on November 19, 2001 (EDGAR accession number 0000912057-01-540400).


                                                  Prospectus Supplement No. 2
                          Fund                    dated November 19, 2001
                          ----                    (supplanting Supplement No. 1
                                                  dated August 24, 2001)

                                                  Chinese    Spanish
                                                  -------    -------
                          State Street Research
                          Health Sciences Fund                 X

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectus supplement referenced above is a fair and accurate translation of the foreign language version now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
FINANCIAL TRUST


By:      /s/ Amy L. Simmons
         -----------------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
          Goodwin Procter LLP
         Darman A. Wing, Esq.
          State Street Research & Management Company